Nature of Operations - Additional Information (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Nature of operations [abstract]
Accumulated deficit	$ (332,980)	$ (212,302)
Working capital	$ 205,120